General (Details) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended
	Apr. 30, 2025	Jan. 17, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
General [Line Items]
Ordinary shares issued	1,290,000
Public offering price	$ 2.25
Gross proceeds	$ 2,900
Net loss			$ (732)	$ (1,636)
Accumulated deficit			(26,416)		$ (25,684)
Cash and cash equivalents			2,697
Working capital			$ 4,849
Initial Public Offering [Member]
General [Line Items]
Ordinary shares issued		1,250,000
Public offering price		$ 4
Gross proceeds		$ 5,000